UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03310

Name of Fund:  Retirement Reserves Money Fund of Retirement Series Trust

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, Retirement Reserves Money Fund of Retirement Series Trust, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 04/30/2014

Date of reporting period: 07/31/2013

Item 1 – Schedule of Investments

Schedule of Investments July 31, 2013 (Unaudited)	Retirement Reserves Money Fund (Percentages shown are based on Net Assets)

Certificates of Deposit	Par (000)	Value
Domestic — 1.2%
JPMorgan Chase Bank NA, 0.22%, 8/30/13	$20,000	$20,000,000
Euro — 1.9%
HSBC Bank Plc, London, 0.30%, 1/15/14	17,000	17,000,000
National Australia Bank Ltd., London, 0.29%, 10/21/13 (a)	16,000	16,000,000

		33,000,000
Yankee (b) — 39.5%
Bank of Montreal, Chicago, 0.33%, 1/10/14 (a)	10,000	10,000,000
Bank of Nova Scotia, Houston:
0.17%, 9/17/13	15,000	15,000,000
0.23%, 10/18/13 (a)	7,000	7,006,941
0.25%, 11/26/13 (a)	17,000	17,000,000
0.32%, 1/02/14 (a)	25,000	25,000,000
Bank of Tokyo-Mitsubishi UFJ Ltd., NY:
0.22%, 9/30/13	50,000	50,000,000
0.22%, 10/18/13	20,500	20,500,000
BNP Paribas, NY, 0.42%, 9/05/13 (a)	19,000	19,000,000
Canadian Imperial Bank of Commerce, NY (a):
0.31%, 9/25/13	19,000	19,000,000
0.32%, 1/02/14	33,095	33,095,000
0.29%, 1/08/14	12,000	12,000,000
0.28%, 2/04/14	15,000	15,000,000
0.28%, 3/03/14	8,000	8,000,000
Credit Suisse, NY:
0.28%, 9/16/13	25,000	25,000,000
0.29%, 10/10/13	17,000	17,000,000
Deutsche Bank AG, NY, 0.41%, 8/09/13	18,000	18,000,000
Mizuho Corporate Bank Ltd., NY, 0.22%, 9/17/13	25,000	25,000,000
National Bank of Canada, New York, 0.31%, 10/08/13 (a)	6,000	6,000,000
Nordea Bank Finland Plc., NY, 0.25%, 2/03/14	20,000	20,000,000
Norinchukin Bank, NY, 0.12%, 8/06/13	28,000	28,000,000
Rabobank Nederland NV, NY:
0.38%, 10/29/13	20,000	20,000,000
0.41%, 1/08/14	16,000	16,000,000
Royal Bank of Canada, NY, 0.24%, 1/15/14 (a)	9,000	9,000,000
Societe Generale, NY, 0.30%, 9/03/13	31,500	31,500,000
Sumitomo Mitsui Banking Corp., NY:
0.23%, 8/07/13	15,000	15,000,000
0.23%, 9/06/13	34,000	33,999,825
0.24%, 11/18/13	15,000	15,000,000

Certificates of Deposit	Par (000)	Value
Yankee (b) (concluded)
Sumitomo Mitsui Trust Bank Ltd, NY:
0.24%, 8/05/13	$40,000	$40,000,000
0.24%, 8/28/13	20,000	19,999,922
Svenska Handelsbanken, NY, 0.26%, 1/17/14	17,000	17,000,401
Toronto — Dominion Bank, NY:
0.17%, 11/27/13 (a)	20,000	20,000,000
0.26%, 1/06/14	20,000	20,000,000
0.26%, 7/24/14 (a)	9,000	9,000,000
UBS AG, Stamford, 0.27%, 4/30/14 (a)	17,000	17,000,000
Westpac Banking Corp., NY, 0.29%, 10/08/13 (a)	20,000	20,000,000

		693,102,089
Total Certificates of Deposit — 42.6%		746,102,089

Commercial Paper
Aspen Funding Corp., 0.24%, 9/03/13 (c)	10,000	9,997,733
BNP Paribas Finance, Inc. (c):
0.40%, 9/09/13	20,000	19,991,222
0.38%, 10/10/13	20,000	19,985,208
Cancara Asset Securitisation Ltd. (c):
0.17%, 8/22/13	13,000	12,998,650
0.16%, 9/03/13	13,000	12,998,036
Charta LLC (c):
0.26%, 8/20/13	19,000	18,997,256
0.27%, 9/04/13	25,000	24,993,438
Collateralized CP Co. LLC (c):
0.24%, 9/12/13	15,000	14,995,700
0.22%, 9/16/13	2,900	2,899,167
Deutsche Bank Financial LLC, 0.20%, 8/28/13 (c)	10,000	9,998,444
DNB Bank ASA (c):
0.27%, 8/05/13	20,000	19,999,250
0.26%, 1/27/14	18,000	17,976,600
Erste Abwicklungsanstalt (c):
0.35%, 8/13/13	7,000	6,999,115
0.25%, 9/27/13	25,000	24,989,931
0.24%, 10/23/13	12,000	11,993,140
General Electric Capital Corp. (c):
0.24%, 8/12/13	18,000	17,998,560
0.24%, 8/26/13	20,000	19,996,533
ING (US) Funding LLC (c):
0.21%, 8/22/13	14,000	13,998,203
0.24%, 9/20/13	15,000	14,995,006
0.21%, 10/11/13	14,000	13,994,120
0.25%, 11/13/13	15,000	14,989,063
Lloyds TSB Bank Plc, 0.22%, 8/05/13 (c)	25,000	24,999,236
Macquarie Bank Ltd., 0.21%, 8/05/13 (c)	2,500	2,499,927

RETIREMENT RESERVES MONEY FUND	JULY 31, 2013	1

Schedule of Investments (continued)	Retirement Reserves Money Fund (Percentages shown are based on Net Assets)

Commercial Paper	Par (000)	Value
Nieuw Amsterdam Receivables Corp, 0.22%, 10/25/13 (c)	$6,000	$5,996,847
Thunder Bay Funding LLC, 0.24%, 11/21/13 (c)	12,000	11,990,960
Westpac Banking Corp., 0.30%, 7/09/14 (a)	11,530	11,530,000
Total Commercial Paper — 21.8%		382,801,345

Corporate Notes — 0.5%

Commonwealth Bank of Australia, 0.25%, 10/28/13 (a)(d)	10,000	10,012,242

Municipal Bonds (e)
California HFA, RB, VRDN, AMT:
Series A, (Freddie Mac LOC, Fannie Mae LOC), 0.05%, 8/07/13	6,800	6,800,000
Series B, (Freddie Mac LOC, Fannie Mae LOC), 0.04%, 8/07/13	11,290	11,290,000
Eclipse Funding Trust, Refunding RB, VRDN (US Bank NA LOC, US Bank NA SBPA), 0.06%, 8/07/13 (d)	6,300	6,300,000
Indiana Finance Authority, Refunding RB, VRDN, Sisters of St. Francis, Series B (JPMorgan Chase Bank LOC), 0.06%, 8/07/13	5,400	5,400,000
Jackson County West Virginia, RB, VRDN, Armstrong World Industries, Inc. Project (Bank of Nova Scotia LOC), 0.07%, 8/07/13	17,500	17,500,000
Los Angeles Community Redevelopment Agency California, RB, VRDN, Hollywood & Vine Apartments, Series A (Fannie Mae Liquidity Guarantor), AMT, 0.05%, 8/07/13	9,000	9,000,000
Missouri State Health & Educational Facilities Authority, Refunding RB, VRDN, Lutheran Senior Services (US Banking NA LOC), 0.04%, 8/07/13	10,500	10,500,000
New Jersey Transportation Trust Fund Authority, RB, VRDN, Transportation System, Series C (Wells Fargo & Co. LOC), 0.03%, 8/07/13	8,000	8,000,000
New York City Housing Development Corp., HRB, VRDN, 155 West 21st Street Development, Series A (Fannie Mae Liquidity Facility), 0.05%, 8/07/13	16,400	16,400,000
Municipal Bonds (e)	Par (000)	Value
New York City IDA, RB, VRDN, USA Waste Services, New York City Project, AMT (JPMorgan Chase Bank LOC), 0.10%, 8/07/13	$9,000	$9,000,000
New York State HFA, HRB, VRDN, Series A:
East 39th Street Housing, Series A (Fannie Mae Liquidity Guarantor), AMT, 0.05%, 8/07/13	15,000	15,000,000
125 West 31st Street Housing, (Fannie Mae Liquidity Guarantor), AMT, 0.05%, 8/07/13	12,000	12,000,000
316 11th Avenue Housing, (Fannie Mae Liquidity Guarantor, Fannie Mae SBPA), AMT, 0.05%, 8/07/13	20,000	20,000,000
2180 Broadway Housing, Series A, (Wells Fargo Bank NA LOC), 0.05%, 8/07/13	27,000	27,000,000
New York State HFA, Refunding HRB, VRDN, Series L (Bank of America NA LOC), 0.07%, 8/07/13	9,500	9,500,000
Total Municipal Bonds — 10.5%		183,690,000

Time Deposits — 1.5%

ING Bank NV, Amsterdam, 0.15%, 8/07/13	25,000	25,000,000

US Government Sponsored Agency Obligations
Fannie Mae Variable Rate Notes, 0.18%, 2/27/15 (a)	18,000	17,992,858
Freddie Mac Discount Notes
0.16, 1/14/14 (c)	4,193	4,189,985
Freddie Mac Variable Rate Notes (a):
0.34%, 9/03/13	50,000	49,999,060
0.19%, 9/13/13	60,900	60,895,550

Total US Government Sponsored Agency Obligations — 7.6%		133,077,453

US Treasury Obligations
US Treasury Notes:
0.13%, 8/31/13	30,000	29,998,100
2.00%, 11/30/13	20,500	20,624,137
1.50%, 12/31/13	14,000	14,079,253
1.00%, 1/15/14	16,000	16,064,034
1.25%, 2/15/14	24,000	24,140,464
1.88%, 2/28/14	21,000	21,211,760
0.25%, 3/31/14	20,000	20,016,539
0.25%, 4/30/14	38,775	38,801,880

2	RETIREMENT RESERVES MONEY FUND	JULY 31, 2013

Schedule of Investments (continued)	Retirement Reserves Money Fund (Percentages shown are based on Net Assets)

US Treasury Obligations	Par (000)	Value
US Treasury Notes (concluded):
0.75%, 6/15/14	$10,000	$10,049,207

Total US Treasury Obligations — 11.1%		194,985,374

Repurchase Agreements
Deutsche Bank Securities, Inc., 0.09%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $20,043,050, collateralized by Federal Home loan Mortgage Corp., 0.85% due 7/29/2016, par and fair values of $20,430,000 and $20,444,857, respectively)	20,043	20,043,000
Total Value of Deutsche Bank Securities, Inc. (collateral value of $20,444,857)		20,043,000
Goldman Sachs & Co., 0.07%, 8/07/13 (Purchased on 7/31/13 to be repurchased at $45,000,613 collateralized by various US Government Sponsored Agency Obligations, 3.50% — 6.00% due 2/15/26 — 5/20/43, par and fair values of $74,684,212 and $45,900,001, respectively)	$45,000	45,000,000
Total Value of Goldman Sachs & Co. (collateral value of $45,900,001)		45,000,000
Mizuho Securities USA LLC,, 0.09%, 8/01/13 (Purchased on 7/31/13 to be repurchased at $39,000,098 collateralized by various US Government Sponsored Agency Obligations and US Treasury STRIPS, 1.25% — 5.42% due 2/15/14 — 8/12/48, par and fair values of $39,431,883 and $40,000,524, respectively)	$39,000	$39,000,000
Mizuho Securities USA LLC,(e), 1.17%, 8/01/13 (Purchased on 3/04/13 to be repurchased at $19,092,625 collateralized by a US Treasury Note and various Corporate Debt Obligations, 0.00% — 7.52% due 12/31/13 — 8/10/45, par and fair values of $134,355,336 and $20,867,800, respectively)	19,000	19,000,000
Total Value of Mizuho Securities USA LLC (collateral value of $60,868,324)		58,000,000
Total Repurchase Agreements — 7.0%		123,043,000
Total Investments (Cost — $1,798,711,503*) — 102.6%		1,798,711,503
Liabilities in Excess of Other Assets — (2.6)%		(44,959,011)

Net Assets — 100.0%		$1,753,752,492

*	Cost for federal income tax purposes.

Notes to Schedule of Investments

(a)	Variable rate security. Rate shown is as of report date.

(b)	Issuer is a US branch of foreign domiciled bank.

(c)	Rates shown are discount rates or a range of discount rates paid at the time of purchase.

(d)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Variable rate security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the following list:	AMT	Alternative Minimum Tax (subject to)
	Fannie Mae	Federal National Mortgage Association
	Freddie Mac	Federal Home Loan Mortgage Corporation
	HFA	Housing Finance Agency
	HRB	Housing Revenue Bonds
	IDA	Industrial Development Authority
	LOC	Letter of Credit
	RB	Revenue Bonds
	SBPA	Stand-by Bond Purchase Agreements
	STRIPS	Separate Trading of Registered Interest and Principal Securities
	VRDN	Variable Rate Demand Notes

RETIREMENT RESERVES MONEY FUND	JULY 31, 2013	3

Schedule of Investments (concluded)	Retirement Reserves Money Fund

•

Fair Value Measurements — Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investment and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarize the Fund’s investments categorized in the disclosure hierarchy as of July 31, 2013:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities[1]	—	$1,798,711,503	—	$1,798,711,503
[1] See above Schedule of Investments for values in each security type.

Certain of the Fund’s liabilities are held at carrying amount, which approximates fair value for financial reporting purposes. As of July 31, 2013, a bank overdraft of $12,927 is categorized as Level 2 within the disclosure hierarchy

There were no transfers between levels during the period ended July 31, 2013

4	RETIREMENT RESERVES MONEY FUND	JULY 31, 2013

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the ?1940 Act?)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Retirement Reserves Money Fund of Retirement Series Trust

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Retirement Reserves Money Fund of Retirement Series Trust

Date: September 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of Retirement Reserves Money Fund of Retirement Series Trust

Date: September 24, 2013

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of Retirement Reserves Money Fund of Retirement Series Trust

Date: September 24, 2013